Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,388	$ 374
Convertible Notes	4,054	10,911
Convertible debt and warrant liability, at fair value	6,442	11,285
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,388	374
Convertible Notes	4,054	10,911
Convertible debt and warrant liability, at fair value	$ 6,442	$ 11,285